Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Long-term Debt, Total	¥ 27,631	¥ 27,322
Less, portion due within one year	(9,516)	(9,441)
Long-term Debt, Long-term portion	18,115	17,881
Secured
Debt Instrument [Line Items]
Long-term Debt, Total	26,681	25,540
Unsecured
Debt Instrument [Line Items]
Long-term Debt, Total	¥ 950	¥ 1,782
Minimum
Debt Instrument [Line Items]
Range of interest rates on loans from banks and others	0.14%	0.20%
Maximum
Debt Instrument [Line Items]
Range of interest rates on loans from banks and others	7.10%	7.01%